SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Impairment of intangible assets	$ 0	$ 0
Goodwill impairment loss	$ 6,083,146	$ 4,111,079
Variable interest entity percentage	29.00%	29.00%
Net assets	$ 30,014,952	$ 36,116,819
Additional paid in capital	41,655,026	41,416,632
Opening retained earnings	(33,516,736)	(25,926,069)
Accounting Standards Update 2020-06 [Member]
Additional paid in capital	500,000		$ 109,349
Opening retained earnings	300,000		$ 78,460
Consolidated Entity, Excluding Consolidated VIE [Member]
Net assets	100,000	$ 100,000
OT-101 [Member]
Ownership percentage		45.00%
Goodwill impairment loss		$ 4,800,000
Fair Value, Inputs, Level 3 [Member] | PointR [Member]
Contigent consideration	$ 2,625,000